Share-Based Compensation - Schedule of Stock Option Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Number of shares outstanding, outstanding	9,432,875	7,363,125	7,626,093
Weighted Average Remaining Contractual Life, Outstanding	5 years 3 months 19 days
Weighted Average Exercise Price, Outstanding	$ 0.88	$ 1.04	$ 1.09
Number of shares outstanding, Exercisable	7,065,792
Weighted Average Remaining Contractual Life, Exercisable	4 years 18 days
Exercise Price 1 [Member]
Range of Exercise Prices Lower	$ 0.25
Range of Exercise Prices Upper	$ 0.50
Number of shares outstanding, outstanding	1,440,000
Weighted Average Remaining Contractual Life, Outstanding	9 years 3 months 15 days
Weighted Average Exercise Price, Outstanding	$ 0.34
Number of shares outstanding, Exercisable	541,250
Weighted Average Remaining Contractual Life, Exercisable	9 years 2 months 8 days
Weighted Average Exercise Price, Exercisable	$ 0.34
Exercise Price 2 [Member]
Range of Exercise Prices Lower	0.51
Range of Exercise Prices Upper	$ 1.50
Number of shares outstanding, outstanding	7,973,500
Weighted Average Remaining Contractual Life, Outstanding	4 years 7 months 2 days
Weighted Average Exercise Price, Outstanding	$ 0.97
Number of shares outstanding, Exercisable	6,505,167
Weighted Average Remaining Contractual Life, Exercisable	3 years 7 months 17 days
Exercise Price 3 [Member]
Number of shares outstanding, outstanding	19,375
Weighted Average Remaining Contractual Life, Outstanding	11 months 12 days
Weighted Average Exercise Price, Outstanding	$ 6.72
Number of shares outstanding, Exercisable	19,375
Weighted Average Remaining Contractual Life, Exercisable	11 months 12 days